Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Financial assets purchased by conduits	$ 37	$ 37